Related Party Disclosures - Summary of Transactions With Related Parties (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Interest, fees and other income received	£ (1,000)	£ (291)	£ (203)
Interest, fees and other expenses paid	235	189	306
Amounts owed by related parties	5,605	4,144
Amounts owed to related parties	(2,983)	(2,777)
Ultimate parent
Disclosure of transactions between related parties [line items]
Interest, fees and other income received	(863)	(210)	(120)
Interest, fees and other expenses paid	47	34	158
Amounts owed by related parties	1,423	1,049
Amounts owed to related parties	(1,732)	(1,392)
Fellow subsidiaries
Disclosure of transactions between related parties [line items]
Interest, fees and other income received	(60)	(47)	(54)
Interest, fees and other expenses paid	171	151	148
Amounts owed by related parties	31	20
Amounts owed to related parties	(278)	(467)
Associates & joint ventures
Disclosure of transactions between related parties [line items]
Interest, fees and other income received	(77)	(34)	(29)
Interest, fees and other expenses paid	17	4	£ 0
Amounts owed by related parties	4,151	3,075
Amounts owed to related parties	£ (973)	£ (918)